UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05914
                                   ---------

                      TEMPLETON GLOBAL OPPORTUNITIES TRUST
                    ------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (954) 527-7500
                                                           --------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period:  12/31/08
                           --------

ITEM 1. REPORTS TO STOCKHOLDERS.


                                    (GRAPHIC)

                               DECEMBER 31, 2008

                      ANNUAL REPORT AND SHAREHOLDER LETTER

                                     GLOBAL

                                    (GRAPHIC)

                                    TEMPLETON
                           GLOBAL OPPORTUNITIES TRUST

WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--
                            Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and
                            staying true to the unique investment disciplines
                            that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin,
                            Templeton and Mutual Series funds typically have
                            distinct portfolios. That's why our funds can be
                            used to build truly diversified allocation plans
                            covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional
                            risk-adjusted returns over the long term, as well as
                            the reliable, accurate and personal service that has
                            helped us become one of the most trusted names in
                            financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                    (GRAPHIC)

Not part of the annual report

Contents

SHAREHOLDER LETTER ........................................................    1
ANNUAL REPORT
Templeton Global
Opportunities Trust .......................................................    3
Performance Summary .......................................................    7
Your Fund's Expenses ......................................................   11
Financial Highlights and Statement of Investments .........................   13
Financial Statements ......................................................   21
Notes to Financial Statements .............................................   24
Report of Independent Registered Public Accounting Firm ...................   33
Tax Designation ...........................................................   34
Board Members and Officers ................................................   36
Shareholder Information ...................................................   41

Shareholder Letter

Dear Shareholder:

The year 2008 was an extraordinary and stressful time for investors and those of us who have worked in financial markets for many years. A dramatic, synchronized global slowdown amid severe economic conditions pushed market volatility to record levels. Most major equity indexes suffered double-digit losses for the year. Although this difficult environment is bound to provoke great concern, we think it is important to put short-term market developments in perspective. Keep in mind that as daunting as current conditions may be, we have navigated through other periods of high market volatility, such as the stock market crash of 1987. We remain committed to our long-term perspective and our value investment philosophy. Therefore, we view recent declines as potential opportunities to find bargains that we believe may be well positioned to become eventual winners. Although conditions remain challenging, our experience gives us ample reason to be optimistic about future market stabilization and recovery.

In the enclosed annual report for Templeton Global Opportunities Trust, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

Sign up for EDELIVERY of your Shareholder Report

Shareholders who are registered at franklintempleton.com can receive this report via email by selecting eDelivery options under "My Profile." Not all accounts are eligible for eDelivery.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                        Not part of the annual report | 1

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

Historically, patient investors have achieved rewarding results by evaluating their goals, diversifying their assets globally and maintaining a disciplined investment program, all hallmarks of the Templeton investment philosophy developed more than 50 years ago. We continue to recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Gary P. Motyl
Gary P. Motyl, CFA
Chief Investment Officer - Templeton Global Equity Group
President - Templeton Investment Counsel, LLC

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF DECEMBER 31, 2008. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                        2 | Not part of the annual report

Annual Report

Templeton Global Opportunities Trust

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Templeton Global Opportunities Trust seeks long-term capital growth. Under normal market conditions, the Fund invests at least 65% of its total assets in equity securities of companies located anywhere in the world, including developing or emerging markets.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

GEOGRAPHIC BREAKDOWN

Based on Total Net Assets as of 12/31/08

                              (PERFORMANCE GRAPH)

Europe                                      36.4%
North America                               26.4%
Asia                                        24.0%
Latin America                                3.9%
Middle East & Africa                         0.6%
Australia & New Zealand                      0.5%
Short-Term Investments & Other Net Assets    8.2%

This annual report for Templeton Global Opportunities Trust covers the fiscal year ended December 31, 2008.

PERFORMANCE OVERVIEW

Templeton Global Opportunities Trust - Class A had a -42.54% cumulative total return for the 12 months under review. The Fund performed comparably to its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which had a -41.85% total return for the same period.(1) Please note that performance information is provided for reference and that we do not attempt to track the index but rather undertake investments on the basis of fundamental research. You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

The U.S. experienced a marked slowdown in gross domestic product (GDP) growth as housing prices declined, consumer demand softened, and a credit crisis originally related to U.S. subprime loan losses intensified and spread globally. Although GDP growth rebounded in the second quarter of 2008, largely due to fiscal stimulus, the domestic economy contracted in the third and fourth quarters. Fear of recession spanned the entire period, and in the summer most economists agreed that a recession had already begun. By then, the faltering U.S. economy -- which is the world's largest and accounts for

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 16.


                                Annual Report | 3

TOP 10 COUNTRIES

Based on Equity Securities as of 12/31/08

                                         % OF TOTAL
                                         NET ASSETS
                                         ----------
U.S.                                        26.4%
U.K.                                         9.4%
China                                        7.7%
Japan                                        7.2%
France                                       6.7%
Germany                                      6.5%
Switzerland                                  4.6%
Taiwan                                       3.8%
Spain                                        3.3%
Italy                                        2.2%

TOP 10 SECTORS/INDUSTRIES

Based on Equity Securities as of 12/31/08

                                         % OF TOTAL
                                         NET ASSETS
                                         ----------
Pharmaceuticals                             11.3%
Oil, Gas & Consumable Fuels                  7.9%
Diversified Telecommunication Services       7.8%
Commercial Banks                             6.8%
Media                                        4.9%
Software                                     4.5%
Insurance                                    4.0%
Food Products                                2.7%
Biotechnology                                2.7%
Electric Utilities                           2.7%

roughly 25% of global GDP -- had negatively impacted growth prospects around the world. Although signs of a global slowdown surfaced in the latter half of the reporting period, in the first half growth remained robust in developing economies, particularly in Asia.

The China-led demand for oil, natural gas, and industrial and agricultural commodities propelled commodity prices and those of related equities to higher levels. The steep rise in the price of oil, which peaked at $145 per barrel in early July, was one of the most extreme market trends during the year. As a result, oil was a major focus of attention due to its impact on everything from inflation to corporate earnings to consumer spending. The price boom for commodities in general was broadly based and included natural gas, precious metals and most agricultural and industrial commodities, all of which added to global inflationary pressures. In this environment, the world's monetary authorities faced the choice of lowering short-term interest rates to stimulate growth or raising them to fight rising inflation. Stimulus provided through fiscal and monetary policies implemented around the globe sought to restore financial market stability and reignite economic growth.

The U.S. Treasury and the Federal Reserve Board took unprecedented steps, including lowering short-term rates to near 0% from 4.25%. The eurozone had made controlling inflation its main goal and kept rates steady at 4.00% until July, when the European Central Bank (ECB) joined many of the world's central banks whose concerns about inflation had led them to raise rates. The potential for global recession, however, exacerbated by the virtual freeze in the global financial system in September and October, trumped inflationary concerns, and the world's monetary authorities, including the ECB and the Bank of England, cut interest rates aggressively. The U.S. dollar, which had declined earlier in the period versus many of the world's currencies, regained ground quickly toward period-end as a flight to the relative safety of U.S. Treasuries prevailed. The greenback appreciated 8.6% relative to most currencies during the year under review.(2)

In this challenging economic time, volatility came to define global equity markets. Virtually all local indexes ended the 12-month period with marked losses. Despite negative economic data and an outlook for decelerating corporate earnings and profit margins globally, many companies outside the financials sector retained relatively strong balance sheets.

(2.) Source: Federal Reserve H10 report.


                                4 | Annual Report

TOP 10 EQUITY HOLDINGS
12/31/08

COMPANY                                                   % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                                  NET ASSETS
------------------------                                  ----------
Amgen Inc.                                                    2.7%
   BIOTECHNOLOGY, U.S.
China Resources Power Holdings Co. Ltd.                       2.2%
   INDEPENDENT POWER PRODUCERS & ENERGY TRADERS, CHINA
France Telecom SA                                             2.1%
   DIVERSIFIED TELECOMMUNICATION SERVICES, FRANCE
Sanofi-Aventis                                                2.0%
   PHARMACEUTICALS, FRANCE
Telefonica SA                                                 2.0%
   DIVERSIFIED TELECOMMUNICATION SERVICES, SPAIN
Accenture Ltd., A                                             1.9%
   IT SERVICES, U.S.
Deutsche Post AG                                              1.6%
   AIR FREIGHT & LOGISTICS, GERMANY
Chunghwa Telecom Co. Ltd.                                     1.6%
   DIVERSIFIED TELECOMMUNICATION SERVICES, TAIWAN
Novartis AG                                                   1.6%
   PHARMACEUTICALS, SWITZERLAND
Mitsubishi UFJ Financial Group Inc.                           1.5%
   COMMERCIAL BANKS, JAPAN

INVESTMENT STRATEGY

Our investment strategy employs a bottom-up, value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term (typically five years) earnings, asset value and cash flow potential. We also consider a company's price/earnings ratio, profit margins and liquidation value. As we look worldwide, we consider specific companies, rather than sectors or countries, to make our investment decisions.

MANAGER'S DISCUSSION

During the fiscal year under review, the Fund's performance relative to the MSCI AC World Index was hurt by stock selection in Asia, particularly in Japan, where financial services firm Shinsei Bank and consumer loan provider Aiful performed poorly. An overweighting and stock selection in South Korea also hampered relative results. Elsewhere, an underweighted allocation to the U.S. detracted from relative performance. On a sector basis, stock selection in consumer discretionary hindered results, where U.S.-based Liz Claiborne significantly declined in value.(3) An underweighted allocation in the consumer staples sector and stock selection in the energy sector also detracted from relative performance.(4) In the energy sector, Russia's Gazprom(5) and Brazil's Petroleo Brasileiro declined in value. Other significant detractors included U.S.-based insurer American International Group, Chinese oil rig manufacturer Honghua Group(5) and U.K.-based classified ad directory publisher Yell Group.

Contributors to relative performance included stock selection in Europe, particularly in France and the U.K. France Telecom helped relative returns, as did U.K.-based British Energy Group (sold by period-end). On a sector basis, stock selection in information technology aided relative results.(6) In particular, Chinese electronic components and automobile manufacturer BYD, U.S.-based software provider BMC Software and U.S. consulting services company Accenture each helped relative results. Stock selection and overweighting in the telecommunication services sector aided relative performance, due in part to Taiwan's Chunghwa Telecom, Mexico's Telefonos de Mexico(5) and Spain's

(3.) The consumer discretionary sector comprises auto components; automobiles;
     household durables; leisure equipment and products; media; multiline retail; specialty retail; and textiles, apparel and luxury goods in the SOI.

(4.) The consumer staples sector comprises beverages, food and staples retailing, food products, and household products in the SOI. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

(5.) This holding is not an index component.

(6.) The information technology sector comprises IT services and software in the SOI.


                                Annual Report | 5

Telefonica.(7) An overweighted allocation to health care, where U.S.-based biotechnology firm Amgen performed well, also helped relative performance. In addition, the Fund's cash position helped results.(8)

Thank you for your continued participation in Templeton Global Opportunities Trust. We look forward to serving your future investment needs.

                             (PHOTO OF GUANG YANG)


/s/ Guang Yang
Guang Yang, CFA
Portfolio Manager
Templeton Global Opportunities Trust

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF DECEMBER 31, 2008, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(7.) The telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services in the SOI.

(8.) The health care sector comprises biotechnology, health care equipment and supplies, health care providers and services, life sciences tools and services, and pharmaceuticals in the SOI.


                                6 | Annual Report

Performance Summary as of 12/31/08

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graphs do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: TEGOX)                      CHANGE   12/31/08   12/31/07
-----------------------                     -------   --------   --------
Net Asset Value (NAV)                       -$10.61    $12.94     $23.55
DISTRIBUTIONS (1/1/08-12/31/08)
Dividend Income                   $0.2484
Short-Term Capital Gain           $0.2894
Long-Term Capital Gain            $0.2041
   TOTAL                          $0.7419

CLASS B (SYMBOL: N/A)                        CHANGE   12/31/08   12/31/07
---------------------                       -------   --------   --------
Net Asset Value (NAV)                       -$10.43    $12.83     $23.26
DISTRIBUTIONS (1/1/08-12/31/08)
Dividend Income                   $0.0970
Short-Term Capital Gain           $0.2894
Long-Term Capital Gain            $0.2041
   TOTAL                          $0.5905

CLASS C (SYMBOL: TEGPX)                      CHANGE   12/31/08   12/31/07
-----------------------                     -------   --------   --------
Net Asset Value (NAV)                       -$10.44    $12.74     $23.18
DISTRIBUTIONS (1/1/08-12/31/08)
Dividend Income                   $0.1390
Short-Term Capital Gain           $0.2894
Long-Term Capital Gain            $0.2041
   TOTAL                          $0.6325


                                Annual Report | 7

PERFORMANCE

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY.

CLASS A                                          1-YEAR    5-YEAR   10-YEAR
-------                                         -------   -------   -------
Cumulative Total Return(1)                       -42.54%   +13.27%   +35.80%
Average Annual Total Return(2)                   -45.85%    +1.32%    +2.50%
Value of $10,000 Investment(3)                  $ 5,415   $10,678   $12,801
   Total Annual Operating Expenses(4)   1.30%

CLASS B                                          1-YEAR    5-YEAR   10-YEAR
-------                                         -------   -------   -------
Cumulative Total Return(1)                       -42.95%    +9.13%   +28.53%
Average Annual Total Return(2)                   -45.16%    +1.41%    +2.54%
Value of $10,000 Investment(3)                  $ 5,484   $10,726   $12,853
   Total Annual Operating Expenses(4)   2.05%

CLASS C                                          1-YEAR    5-YEAR   10-YEAR
-------                                         -------   -------   -------
Cumulative Total Return(1)                       -42.96%    +9.17%   +26.12%
Average Annual Total Return(2)                   -43.51%    +1.77%    +2.35%
Value of $10,000 Investment(3)                  $ 5,649   $10,917   $12,612
   Total Annual Operating Expenses(4)   2.05%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL (800) 342-5236.


                                8 | Annual Report

TOTAL RETURN INDEX COMPARISON FOR A HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes any current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvestment of any income or distributions. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A   12/31/08
-------   --------
1-Year     -45.85%
5-Year      +1.32%
10-Year     +2.50%

CLASS A (1/1/99-12/31/08)

                               (PERFORMANCE GRAPH)

             TEMPLETON GLOBAL
               OPPORTUNITIES      MSCI AC
   DATE       TRUST - CLASS A   WORLD INDEX
   ----      ----------------   -----------
1/1/1999          $ 9,427         $10,000
1/31/1999         $ 9,362         $10,171
2/28/1999         $ 9,117         $ 9,913
3/31/1999         $ 9,730         $10,372
4/30/1999         $10,409         $10,832
5/31/1999         $ 9,963         $10,459
6/30/1999         $10,409         $10,976
7/31/1999         $10,289         $10,947
8/31/1999         $10,176         $10,918
9/30/1999         $10,003         $10,803
10/31/1999        $10,296         $11,349
11/30/1999        $10,921         $11,694
12/31/1999        $11,988         $12,671
1/31/2000         $11,372         $11,993
2/29/2000         $11,680         $12,033
3/31/2000         $12,139         $12,832
4/30/2000         $11,587         $12,259
5/31/2000         $11,769         $11,951
6/30/2000         $12,359         $12,355
7/31/2000         $12,230         $11,988
8/31/2000         $12,495         $12,364
9/30/2000         $11,897         $11,683
10/31/2000        $11,625         $11,450
11/30/2000        $11,360         $10,739
12/31/2000        $11,610         $10,914
1/31/2001         $11,729         $11,190
2/28/2001         $11,371         $10,249
3/31/2001         $10,649         $ 9,559
4/30/2001         $11,199         $10,255
5/31/2001         $11,159         $10,141
6/30/2001         $10,999         $ 9,830
7/31/2001         $10,856         $ 9,675
8/31/2001         $10,657         $ 9,230
9/30/2001         $ 9,739         $ 8,387
10/31/2001        $ 9,939         $ 8,566
11/30/2001        $10,497         $ 9,092
12/31/2001        $10,568         $ 9,178
1/31/2002         $10,215         $ 8,926
2/28/2002         $10,119         $ 8,861
3/31/2002         $10,648         $ 9,261
4/30/2002         $10,383         $ 8,967
5/31/2002         $10,559         $ 8,980
6/30/2002         $ 9,837         $ 8,432
7/31/2002         $ 9,050         $ 7,725
8/31/2002         $ 8,985         $ 7,745
9/30/2002         $ 7,765         $ 6,895
10/31/2002        $ 8,199         $ 7,403
11/30/2002        $ 8,745         $ 7,808
12/31/2002        $ 8,265         $ 7,436
1/31/2003         $ 8,070         $ 7,219
2/28/2003         $ 7,714         $ 7,092
3/31/2003         $ 7,495         $ 7,066
4/30/2003         $ 8,292         $ 7,696
5/31/2003         $ 8,966         $ 8,144
6/30/2003         $ 9,137         $ 8,301
7/31/2003         $ 9,365         $ 8,485
8/31/2003         $ 9,731         $ 8,686
9/30/2003         $ 9,722         $ 8,742
10/31/2003        $10,292         $ 9,272
11/30/2003        $10,495         $ 9,414
12/31/2003        $11,301         $10,011
1/31/2004         $11,645         $10,183
2/29/2004         $11,964         $10,371
3/31/2004         $11,794         $10,315
4/30/2004         $11,499         $10,079
5/31/2004         $11,564         $10,164
6/30/2004         $11,761         $10,369
7/31/2004         $11,285         $10,040
8/31/2004         $11,384         $10,105
9/30/2004         $11,712         $10,318
10/31/2004        $11,957         $10,573
11/30/2004        $12,703         $11,154
12/31/2004        $13,172         $11,588
1/31/2005         $12,945         $11,345
2/28/2005         $13,475         $11,743
3/31/2005         $13,129         $11,489
4/30/2005         $12,851         $11,244
5/31/2005         $13,045         $11,462
6/30/2005         $13,306         $11,583
7/31/2005         $13,786         $12,014
8/31/2005         $13,879         $12,111
9/30/2005         $14,409         $12,479
10/31/2005        $13,811         $12,145
11/30/2005        $14,283         $12,594
12/31/2005        $14,836         $12,906
1/31/2006         $15,717         $13,545
2/28/2006         $15,770         $13,530
3/31/2006         $16,128         $13,821
4/30/2006         $16,735         $14,288
5/31/2006         $16,092         $13,736
6/30/2006         $16,101         $13,736
7/31/2006         $16,369         $13,833
8/31/2006         $16,744         $14,199
9/30/2006         $17,039         $14,368
10/31/2006        $17,709         $14,910
11/30/2006        $18,218         $15,339
12/31/2006        $18,971         $15,685
1/31/2007         $19,202         $15,844
2/28/2007         $18,943         $15,767
3/31/2007         $19,446         $16,090
4/30/2007         $20,421         $16,812
5/31/2007         $21,220         $17,329
6/30/2007         $21,285         $17,284
7/31/2007         $21,470         $17,024
8/31/2007         $21,582         $16,984
9/30/2007         $22,603         $17,901
10/31/2007        $23,550         $18,603
11/30/2007        $22,538         $17,788
12/31/2007        $22,279         $17,596
1/31/2008         $20,633         $16,159
2/29/2008         $20,378         $16,212
3/31/2008         $19,763         $15,982
4/30/2008         $21,002         $16,885
5/31/2008         $21,125         $17,168
6/30/2008         $19,403         $15,764
7/31/2008         $18,968         $15,360
8/31/2008         $18,580         $15,035
9/30/2008         $16,376         $13,162
10/31/2008        $13,027         $10,557
11/30/2008        $12,105         $ 9,870
12/31/2008        $12,801         $10,233
Total Returns       28.01%           2.33%

AVERAGE ANNUAL TOTAL RETURN

CLASS B   12/31/08
-------   --------
1-Year     -45.16%
5-Year      +1.41%
10-Year     +2.54%

CLASS B (1/1/99-12/31/08)

                               (PERFORMANCE GRAPH)

             TEMPLETON GLOBAL
               OPPORTUNITIES      MSCI AC
   DATE       TRUST - CLASS B   WORLD INDEX
   ----      ----------------   -----------
1/1/1999          $10,000         $10,000
1/31/1999         $ 9,925         $10,171
2/28/1999         $ 9,658         $ 9,913
3/31/1999         $10,301         $10,372
4/30/1999         $11,014         $10,832
5/31/1999         $10,534         $10,459
6/30/1999         $11,000         $10,976
7/31/1999         $10,866         $10,947
8/31/1999         $10,746         $10,918
9/30/1999         $10,548         $10,803
10/31/1999        $10,852         $11,349
11/30/1999        $11,509         $11,694
12/31/1999        $12,631         $12,671
1/31/2000         $11,979         $11,993
2/29/2000         $12,327         $12,033
3/31/2000         $12,812         $12,832
4/30/2000         $12,220         $12,259
5/31/2000         $12,412         $11,951
6/30/2000         $13,020         $12,355
7/31/2000         $12,884         $11,988
8/31/2000         $13,149         $12,364
9/30/2000         $12,516         $11,683
10/31/2000        $12,220         $11,450
11/30/2000        $11,939         $10,739
12/31/2000        $12,190         $10,914
1/31/2001         $12,307         $11,190
2/28/2001         $11,923         $10,249
3/31/2001         $11,161         $ 9,559
4/30/2001         $11,733         $10,255
5/31/2001         $11,682         $10,141
6/30/2001         $11,506         $ 9,830
7/31/2001         $11,354         $ 9,675
8/31/2001         $11,136         $ 9,230
9/30/2001         $10,178         $ 8,387
10/31/2001        $10,371         $ 8,566
11/30/2001        $10,943         $ 9,092
12/31/2001        $11,018         $ 9,178
1/31/2002         $10,640         $ 8,926
2/28/2002         $10,539         $ 8,861
3/31/2002         $11,076         $ 9,261
4/30/2002         $10,790         $ 8,967
5/31/2002         $10,967         $ 8,980
6/30/2002         $10,218         $ 8,432
7/31/2002         $ 9,393         $ 7,725
8/31/2002         $ 9,317         $ 7,745
9/30/2002         $ 8,046         $ 6,895
10/31/2002        $ 8,492         $ 7,403
11/30/2002        $ 9,048         $ 7,808
12/31/2002        $ 8,553         $ 7,436
1/31/2003         $ 8,342         $ 7,219
2/28/2003         $ 7,971         $ 7,092
3/31/2003         $ 7,743         $ 7,066
4/30/2003         $ 8,555         $ 7,696
5/31/2003         $ 9,248         $ 8,144
6/30/2003         $ 9,417         $ 8,301
7/31/2003         $ 9,645         $ 8,485
8/31/2003         $10,017         $ 8,686
9/30/2003         $10,000         $ 8,742
10/31/2003        $10,583         $ 9,272
11/30/2003        $10,786         $ 9,414
12/31/2003        $11,606         $10,011
1/31/2004         $11,944         $10,183
2/29/2004         $12,274         $10,371
3/31/2004         $12,089         $10,315
4/30/2004         $11,776         $10,079
5/31/2004         $11,835         $10,164
6/30/2004         $12,030         $10,369
7/31/2004         $11,538         $10,040
8/31/2004         $11,632         $10,105
9/30/2004         $11,954         $10,318
10/31/2004        $12,208         $10,573
11/30/2004        $12,953         $11,154
12/31/2004        $13,427         $11,588
1/31/2005         $13,185         $11,345
2/28/2005         $13,712         $11,743
3/31/2005         $13,357         $11,489
4/30/2005         $13,071         $11,244
5/31/2005         $13,262         $11,462
6/30/2005         $13,513         $11,583
7/31/2005         $13,997         $12,014
8/31/2005         $14,075         $12,111
9/30/2005         $14,603         $12,479
10/31/2005        $13,988         $12,145
11/30/2005        $14,456         $12,594
12/31/2005        $15,011         $12,906
1/31/2006         $15,892         $13,545
2/28/2006         $15,937         $13,530
3/31/2006         $16,294         $13,821
4/30/2006         $16,886         $14,288
5/31/2006         $16,230         $13,736
6/30/2006         $16,230         $13,736
7/31/2006         $16,485         $13,833
8/31/2006         $16,850         $14,199
9/30/2006         $17,141         $14,368
10/31/2006        $17,806         $14,910
11/30/2006        $18,308         $15,339
12/31/2006        $19,048         $15,685
1/31/2007         $19,280         $15,844
2/28/2007         $19,020         $15,767
3/31/2007         $19,526         $16,090
4/30/2007         $20,504         $16,812
5/31/2007         $21,306         $17,329
6/30/2007         $21,372         $17,284
7/31/2007         $21,558         $17,024
8/31/2007         $21,670         $16,984
9/30/2007         $22,695         $17,901
10/31/2007        $23,646         $18,603
11/30/2007        $22,629         $17,788
12/31/2007        $22,369         $17,596
1/31/2008         $20,716         $16,159
2/29/2008         $20,459         $16,212
3/31/2008         $19,841         $15,982
4/30/2008         $21,085         $16,885
5/31/2008         $21,210         $17,168
6/30/2008         $19,481         $15,764
7/31/2008         $19,045         $15,360
8/31/2008         $18,656         $15,035
9/30/2008         $16,444         $13,162
10/31/2008        $13,081         $10,557
11/30/2008        $12,155         $ 9,870
12/31/2008        $12,853         $10,233
Total Returns       28.53%           2.33%


                                Annual Report | 9

AVERAGE ANNUAL TOTAL RETURN

CLASS C   12/31/08
-------   --------
1-Year     -43.51%
5-Year      +1.77%
10-Year     +2.35%

CLASS C (1/1/99-12/31/08)

                               (PERFORMANCE GRAPH)

             TEMPLETON GLOBAL
               OPPORTUNITIES      MSCI AC
   DATE       TRUST - CLASS C   WORLD INDEX
   ----      ----------------   -----------
1/1/1999          $10,000         $10,000
1/31/1999         $ 9,924         $10,171
2/28/1999         $ 9,655         $ 9,913
3/31/1999         $10,304         $10,372
4/30/1999         $11,017         $10,832
5/31/1999         $10,539         $10,459
6/30/1999         $11,002         $10,976
7/31/1999         $10,867         $10,947
8/31/1999         $10,746         $10,918
9/30/1999         $10,553         $10,803
10/31/1999        $10,853         $11,349
11/30/1999        $11,508         $11,694
12/31/1999        $12,628         $12,671
1/31/2000         $11,973         $11,993
2/29/2000         $12,286         $12,033
3/31/2000         $12,765         $12,832
4/30/2000         $12,178         $12,259
5/31/2000         $12,371         $11,951
6/30/2000         $12,975         $12,355
7/31/2000         $12,830         $11,988
8/31/2000         $13,103         $12,364
9/30/2000         $12,468         $11,683
10/31/2000        $12,170         $11,450
11/30/2000        $11,896         $10,739
12/31/2000        $12,145         $10,914
1/31/2001         $12,254         $11,190
2/28/2001         $11,876         $10,249
3/31/2001         $11,113         $ 9,559
4/30/2001         $11,686         $10,255
5/31/2001         $11,635         $10,141
6/30/2001         $11,467         $ 9,830
7/31/2001         $11,307         $ 9,675
8/31/2001         $11,096         $ 9,230
9/30/2001         $10,136         $ 8,387
10/31/2001        $10,329         $ 8,566
11/30/2001        $10,902         $ 9,092
12/31/2001        $10,970         $ 9,178
1/31/2002         $10,599         $ 8,926
2/28/2002         $10,498         $ 8,861
3/31/2002         $11,037         $ 9,261
4/30/2002         $10,751         $ 8,967
5/31/2002         $10,928         $ 8,980
6/30/2002         $10,178         $ 8,432
7/31/2002         $ 9,360         $ 7,725
8/31/2002         $ 9,285         $ 7,745
9/30/2002         $ 8,012         $ 6,895
10/31/2002        $ 8,459         $ 7,403
11/30/2002        $ 9,015         $ 7,808
12/31/2002        $ 8,521         $ 7,436
1/31/2003         $ 8,310         $ 7,219
2/28/2003         $ 7,939         $ 7,092
3/31/2003         $ 7,711         $ 7,066
4/30/2003         $ 8,523         $ 7,696
5/31/2003         $ 9,208         $ 8,144
6/30/2003         $ 9,386         $ 8,301
7/31/2003         $ 9,605         $ 8,485
8/31/2003         $ 9,977         $ 8,686
9/30/2003         $ 9,960         $ 8,742
10/31/2003        $10,535         $ 9,272
11/30/2003        $10,738         $ 9,414
12/31/2003        $11,553         $10,011
1/31/2004         $11,899         $10,183
2/29/2004         $12,221         $10,371
3/31/2004         $12,036         $10,315
4/30/2004         $11,731         $10,079
5/31/2004         $11,790         $10,164
6/30/2004         $11,985         $10,369
7/31/2004         $11,494         $10,040
8/31/2004         $11,587         $10,105
9/30/2004         $11,909         $10,318
10/31/2004        $12,154         $10,573
11/30/2004        $12,900         $11,154
12/31/2004        $13,371         $11,588
1/31/2005         $13,129         $11,345
2/28/2005         $13,656         $11,743
3/31/2005         $13,301         $11,489
4/30/2005         $13,016         $11,244
5/31/2005         $13,206         $11,462
6/30/2005         $13,457         $11,583
7/31/2005         $13,932         $12,014
8/31/2005         $14,019         $12,111
9/30/2005         $14,546         $12,479
10/31/2005        $13,932         $12,145
11/30/2005        $14,399         $12,594
12/31/2005        $14,948         $12,906
1/31/2006         $15,829         $13,545
2/28/2006         $15,865         $13,530
3/31/2006         $16,220         $13,821
4/30/2006         $16,812         $14,288
5/31/2006         $16,166         $13,736
6/30/2006         $16,157         $13,736
7/31/2006         $16,421         $13,833
8/31/2006         $16,785         $14,199
9/30/2006         $17,077         $14,368
10/31/2006        $17,732         $14,910
11/30/2006        $18,233         $15,339
12/31/2006        $18,963         $15,685
1/31/2007         $19,188         $15,844
2/28/2007         $18,925         $15,767
3/31/2007         $19,407         $16,090
4/30/2007         $20,368         $16,812
5/31/2007         $21,159         $17,329
6/30/2007         $21,206         $17,284
7/31/2007         $21,375         $17,024
8/31/2007         $21,469         $16,984
9/30/2007         $22,467         $17,901
10/31/2007        $23,400         $18,603
11/30/2007        $22,373         $17,788
12/31/2007        $22,111         $17,596
1/31/2008         $20,461         $16,159
2/29/2008         $20,203         $16,212
3/31/2008         $19,574         $15,982
4/30/2008         $20,795         $16,885
5/31/2008         $20,899         $17,168
6/30/2008         $19,182         $15,764
7/31/2008         $18,744         $15,360
8/31/2008         $18,343         $15,035
9/30/2008         $16,159         $13,162
10/31/2008        $12,849         $10,557
11/30/2008        $11,928         $ 9,870
12/31/2008        $12,612         $10,233
Total Returns       26.12%           2.33%

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

(1.) Cumulative total return represents the change in value of an investment over the periods indicated.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated.

(3.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(4.) Figures are as stated in the Fund's prospectus current as of the date of this report.

(5.) Source: (C) 2009 Morningstar. The MSCI AC World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.


                               10 | Annual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.
     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                               Annual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT     EXPENSES PAID DURING
                                              VALUE 7/1/08     VALUE 12/31/08   PERIOD* 7/1/08-12/31/08
                                           -----------------   --------------   -----------------------
CLASS A
Actual                                           $1,000           $  659.70              $ 5.84
Hypothetical (5% return before expenses)         $1,000           $1,018.10              $ 7.10
CLASS B
Actual                                           $1,000           $  657.20              $ 8.96
Hypothetical (5% return before expenses)         $1,000           $1,014.33              $10.89
CLASS C
Actual                                           $1,000           $  657.50              $ 8.83
Hypothetical (5% return before expenses)         $1,000           $1,014.48              $10.74

* Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.40%; B: 2.15%; and C: 2.12%), multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.


                               12 | Annual Report

Templeton Global Opportunities Trust

FINANCIAL HIGHLIGHTS

                                                                    YEAR ENDED DECEMBER 31,
                                                    ------------------------------------------------------
                                                      2008        2007        2006       2005       2004
                                                    --------   ----------   --------   --------   --------
CLASS A
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $  23.55   $    20.49   $  16.83   $  15.65   $  13.81
                                                    --------   ----------   --------   --------   --------
Income from investment operations(a):
   Net investment income(b) .....................       0.30         0.30       0.16       0.19       0.17
   Net realized and unrealized gains (losses) ...     (10.17)        3.25       4.48       1.78       2.10
                                                    --------   ----------   --------   --------   --------
Total from investment operations ................      (9.87)        3.55       4.64       1.97       2.27
                                                    --------   ----------   --------   --------   --------
Less distributions from:
   Net investment income ........................      (0.25)       (0.22)     (0.16)     (0.19)     (0.18)
   Net realized gains ...........................      (0.49)       (0.27)     (0.82)     (0.60)     (0.25)
                                                    --------   ----------   --------   --------   --------
Total distributions .............................      (0.74)       (0.49)     (0.98)     (0.79)     (0.43)
                                                    --------   ----------   --------   --------   --------
Redemption fees(c,d) ............................         --           --         --         --         --
                                                    --------   ----------   --------   --------   --------
Net asset value, end of year ....................   $  12.94   $    23.55   $  20.49   $  16.83   $  15.65
                                                    ========   ==========   ========   ========   ========
Total return(e) .................................     (42.54)%      17.44%     27.87%     12.63%     16.55%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .....................................       1.34%        1.30%      1.40%      1.38%      1.42%
Net investment income ...........................       1.59%        1.30%      0.85%      1.20%      1.17%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $648,175   $1,148,008   $522,313   $378,507   $374,648
Portfolio turnover rate .........................      12.22%        9.14%      9.54%     10.24%     10.35%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 13

Templeton Global Opportunities Trust

                                                               YEAR ENDED DECEMBER 31,
                                                    -------------------------------------------
                                                      2008     2007     2006     2005     2004
                                                    -------   ------   ------   ------   ------
CLASS B
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $ 23.26   $20.28   $16.69   $15.53   $13.72
                                                    -------   ------   ------   ------   ------
Income from investment operations(a):
   Net investment income(b) .....................      0.16     0.14     0.02     0.08     0.07
   Net realized and unrealized gains (losses) ...    (10.00)    3.20     4.42     1.75     2.07
                                                    -------   ------   ------   ------   ------
Total from investment operations ................     (9.84)    3.34     4.44     1.83     2.14
                                                    -------   ------   ------   ------   ------
Less distributions from:
   Net investment income ........................     (0.10)   (0.09)   (0.03)   (0.07)   (0.08)
   Net realized gains ...........................     (0.49)   (0.27)   (0.82)   (0.60)   (0.25)
                                                    -------   ------   ------   ------   ------
Total distributions .............................     (0.59)   (0.36)   (0.85)   (0.67)   (0.33)
                                                    -------   ------   ------   ------   ------
Redemption fees(c,d) ............................        --       --       --       --       --
                                                    -------   ------   ------   ------   ------
Net asset value, end of year ....................   $ 12.83   $23.26   $20.28   $16.69   $15.53
                                                    =======   ======   ======   ======   ======
Total return(e) .................................    (42.95)%   6.56%   26.89%   11.80%   15.69%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .....................................      2.09%    2.05%    2.14%    2.13%    2.17%
Net investment income ...........................      0.84%    0.55%    0.11%    0.45%    0.42%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $ 2,708   $4,734   $2,873   $2,069   $1,958
Portfolio turnover rate .........................     12.22%    9.14%    9.54%   10.24%   10.35%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               14 | Annual Report

Templeton Global Opportunities Trust

                                                                 YEAR ENDED DECEMBER 31,
                                                    -----------------------------------------------
                                                      2008      2007      2006      2005      2004
                                                    -------   -------   -------   -------   -------
CLASS C
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..............   $ 23.18   $ 20.21   $ 16.63   $ 15.48   $ 13.66
                                                    -------   -------   -------   -------   -------
Income from investment operations(a):
   Net investment income(b) .....................      0.16      0.14      0.02      0.07      0.06
   Net realized and unrealized gains (losses) ...     (9.97)     3.19      4.41      1.75      2.08
                                                    -------   -------   -------   -------   -------
Total from investment operations ................     (9.81)     3.33      4.43      1.82      2.14
                                                    -------   -------   -------   -------   -------
Less distributions from:
   Net investment income ........................     (0.14)    (0.09)    (0.03)    (0.07)    (0.07)
   Net realized gains ...........................     (0.49)    (0.27)    (0.82)    (0.60)    (0.25)
                                                    -------   -------   -------   -------   -------
Total distributions .............................     (0.63)    (0.36)    (0.85)    (0.67)    (0.32)
                                                    -------   -------   -------   -------   -------
Redemption fees(c,d) ............................        --        --        --        --        --
                                                    -------   -------   -------   -------   -------
Net asset value, end of year ....................   $ 12.74   $ 23.18   $ 20.21   $ 16.63   $ 15.48
                                                    =======   =======   =======   =======   =======
Total return(e) .................................    (42.96)%   16.60%    26.86%    11.79%    15.74%
RATIOS TO AVERAGE NET ASSETS
Expenses(f) .....................................      2.08%     2.05%     2.15%     2.13%     2.17%
Net investment income ...........................      0.85%     0.55%     0.10%     0.45%     0.42%
SUPPLEMENTAL DATA
Net assets, end of year (000's) .................   $34,474   $47,010   $26,755   $19,127   $18,252
Portfolio turnover rate .........................     12.22%     9.14%     9.54%    10.24%    10.35%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 15

Templeton Global Opportunities Trust

STATEMENT OF INVESTMENTS, DECEMBER 31, 2008

                                                                                                          SHARES/
                                                                         INDUSTRY                      RIGHTS/UNITS       VALUE
                                                      ----------------------------------------------   ------------   ------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS 91.5%
      AUSTRALIA 0.2%
      Alumina Ltd. ................................                   Metals & Mining                     1,150,000   $  1,132,218
                                                                                                                      ------------
      BELGIUM 0.1%
  (a) Agfa Gevaert NV .............................            Leisure Equipment & Products                 356,460        927,095
(a,b) Agfa Gevaert NV, 144A .......................            Leisure Equipment & Products                  21,900         56,958
                                                                                                                      ------------
                                                                                                                           984,053
                                                                                                                      ------------
      BRAZIL 1.9%
      Companhia de Saneamento Basico do Estado de
         Sao Paulo ................................                   Water Utilities                       171,320      2,054,804
      Companhia de Saneamento de Minas Gerais .....                   Water Utilities                       202,220      1,643,447
      Petroleo Brasileiro SA, ADR .................             Oil, Gas & Consumable Fuels                 374,600      9,173,954
                                                                                                                      ------------
                                                                                                                        12,872,205
                                                                                                                      ------------
      CHINA 7.7%
      BYD Co. Ltd., H .............................   Electronic Equipment, Instruments & Components      5,385,100      8,824,388
      China Coal Energy Co., H ....................             Oil, Gas & Consumable Fuels                 394,000        313,667
      China Life Insurance Co. Ltd., H ............                      Insurance                        1,515,000      4,603,526
      China Mobile Ltd. ...........................         Wireless Telecommunication Services             614,500      6,168,628
      China Resources Power Holdings Co. Ltd. .....    Independent Power Producers & Energy Traders       7,960,000     15,303,347
      China Shenhua Energy Co. Ltd., H ............             Oil, Gas & Consumable Fuels                 972,000      2,056,824
      China Telecom Corp. Ltd., H .................       Diversified Telecommunication Services          5,934,000      2,212,751
      Honghua Group Ltd. ..........................             Energy Equipment & Services              39,827,000      4,727,728
      PetroChina Co. Ltd., H ......................             Oil, Gas & Consumable Fuels               1,770,000      1,550,708
  (a) Shanghai Electric Group Co. Ltd. ............                Electrical Equipment                  14,821,000      6,004,740
  (a) TCL Communication Technology Holdings Ltd. ..              Communications Equipment                 4,897,186         44,231
  (a) TCL Multimedia Technology Holdings Ltd. .....                 Household Durables                    8,502,000        136,029
      Weiqiao Textile Co. Ltd., H .................          Textiles, Apparel & Luxury Goods             2,234,500        772,685
                                                                                                                      ------------
                                                                                                                        52,719,252
                                                                                                                      ------------
      EGYPT 0.4%
      Egyptian Mobile Services ....................         Wireless Telecommunication Services             108,260      2,848,301
                                                                                                                      ------------
      FRANCE 6.7%
      AXA SA ......................................                      Insurance                          102,318      2,266,964
      Electricite de France .......................                 Electric Utilities                       48,870      2,835,899
      France Telecom SA ...........................       Diversified Telecommunication Services            521,900     14,566,265
      GDF Suez ....................................                   Multi-Utilities                       105,357      5,204,104
      Sanofi-Aventis ..............................                   Pharmaceuticals                       217,856     13,830,113
  (a) Suez Environnement SA .......................                   Multi-Utilities                        27,593        464,929
  (a) Thomson SA ..................................                 Household Durables                      332,170        445,894
      Total SA, B .................................             Oil, Gas & Consumable Fuels                 107,908      5,871,043
      Valeo SA ....................................                   Auto Components                        48,623        718,140
                                                                                                                      ------------
                                                                                                                        46,203,351
                                                                                                                      ------------
      GERMANY 6.5%
      Bayerische Motoren Werke AG .................                     Automobiles                         109,760      3,371,899
      Celesio AG ..................................          Health Care Providers & Services                98,600      2,660,937
      Deutsche Post AG ............................               Air Freight & Logistics                   657,100     10,846,705
      E.ON AG .....................................                 Electric Utilities                      172,440      6,756,262


                               16 | Annual Report

Templeton Global Opportunities Trust

                                                                                                          SHARES/
                                                                         INDUSTRY                      RIGHTS/UNITS       VALUE
                                                      ----------------------------------------------   ------------   ------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      GERMANY (CONTINUED)
      Merck KGaA ..................................                   Pharmaceuticals                       108,400   $  9,779,666
      SAP AG ......................................                      Software                           183,380      6,422,045
      Siemens AG, ADR .............................              Industrial Conglomerates                    65,140      4,934,355
                                                                                                                      ------------
                                                                                                                        44,771,869
                                                                                                                      ------------
      HONG KONG 0.9%
      Cheung Kong (Holdings) Ltd. .................        Real Estate Management & Development             512,000      4,842,404
      Hutchison Whampoa Ltd., ADR .................              Industrial Conglomerates                    26,100        657,981
      Swire Pacific Ltd., A .......................        Real Estate Management & Development             145,000        998,136
                                                                                                                      ------------
                                                                                                                         6,498,521
                                                                                                                      ------------
      INDIA 0.7%
      Hindustan Petroleum Corp. Ltd. ..............             Oil, Gas & Consumable Fuels                 275,410      1,544,720
      Satyam Computer Services Ltd. ...............                     IT Services                         663,800      2,323,027
      Tata Motors Ltd. ............................                      Machinery                          350,970      1,148,124
                                                                                                                      ------------
                                                                                                                         5,015,871
                                                                                                                      ------------
      ISRAEL 0.2%
  (a) Check Point Software Technologies Ltd. ......                      Software                            76,200      1,447,038
                                                                                                                      ------------
      ITALY 2.2%
      Eni SpA .....................................             Oil, Gas & Consumable Fuels                 184,151      4,310,522
      Mediaset SpA ................................                        Media                          1,231,550      6,978,715
      UniCredit SpA ...............................                  Commercial Banks                     1,545,960      3,772,194
                                                                                                                      ------------
                                                                                                                        15,061,431
                                                                                                                      ------------
      JAPAN 7.2%
      Aiful Corp. .................................                  Consumer Finance                       499,805      1,437,422
      Hitachi Ltd. ................................   Electronic Equipment, Instruments & Components        466,000      1,807,012
      Komatsu Ltd. ................................                      Machinery                          141,000      1,797,181
      Mabuchi Motor Co. Ltd. ......................   Electronic Equipment, Instruments & Components         59,500      2,464,534
      Mitsubishi UFJ Financial Group Inc. .........                  Commercial Banks                     1,650,000     10,361,916
      NEC Corp. ...................................               Computers & Peripherals                   175,000        591,563
      NGK Spark Plug Co. Ltd. .....................                   Auto Components                       693,000      5,563,002
      Nintendo Co. Ltd. ...........................                      Software                            16,400      6,262,106
      Nissan Motor Co. Ltd. .......................                     Automobiles                         545,000      1,959,087
      NOK Corp. ...................................                   Auto Components                       296,300      2,084,650
      Olympus Corp. ...............................          Health Care Equipment & Supplies                88,300      1,766,179
      Shinsei Bank Ltd. ...........................                  Commercial Banks                     3,960,000      6,262,390
      Sompo Japan Insurance Inc. ..................                      Insurance                           44,000        325,536
      Sony Corp. ..................................                 Household Durables                       82,800      1,809,496
      USS Co. Ltd. ................................                  Specialty Retail                        86,110      4,565,577
                                                                                                                      ------------
                                                                                                                        49,057,651
                                                                                                                      ------------
      MEXICO 1.7%
      Kimberly Clark de Mexico SAB de CV, A .......                 Household Products                      445,600      1,494,539
      Telefonos de Mexico SAB de CV, L, ADR .......       Diversified Telecommunication Services            311,040      6,513,178
      Telmex Internacional SAB de CV, ADR .........       Diversified Telecommunication Services            311,040      3,533,414
                                                                                                                      ------------
                                                                                                                        11,541,131
                                                                                                                      ------------


                               Annual Report | 17

Templeton Global Opportunities Trust

                                                                                                          SHARES/
                                                                         INDUSTRY                      RIGHTS/UNITS       VALUE
                                                      ----------------------------------------------   ------------   ------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      NETHERLANDS 0.9%
      ING Groep NV ................................           Diversified Financial Services                288,510   $  2,957,095
      Koninklijke Philips Electronics NV ..........              Industrial Conglomerates                   163,503      3,161,901
                                                                                                                      ------------
                                                                                                                         6,118,996
                                                                                                                      ------------
      NEW ZEALAND 0.3%
      Fisher & Paykel Healthcare Corp. Ltd. .......          Health Care Equipment & Supplies             1,166,850      2,147,640
                                                                                                                      ------------
      RUSSIA 1.1%
      Gazprom, ADR ................................            Oil, Gas & Consumable Fuels                  260,200      3,707,850
      Gazprom, ADR (London Exchange) ..............            Oil, Gas & Consumable Fuels                  258,980      3,672,336
                                                                                                                      ------------
                                                                                                                         7,380,186
                                                                                                                      ------------
      SINGAPORE 0.2%
      DBS Group Holdings Ltd. .....................                  Commercial Banks                       215,000      1,263,735
  (a) DBS Group Holdings Ltd., rts., 1/20/09 ......                  Commercial Banks                       107,500        225,131
                                                                                                                      ------------
                                                                                                                         1,488,866
                                                                                                                      ------------
      SOUTH KOREA 2.2%
      Bank of Pusan ...............................                  Commercial Banks                       217,610      1,002,763
      Daegu Bank Co. Ltd. .........................                  Commercial Banks                       175,690        932,006
      Hana Financial Group Inc. ...................                  Commercial Banks                        68,007      1,049,989
      Hyundai Motor Co. Ltd. ......................                    Automobiles                          162,330      5,076,829
  (a) KB Financial Group Inc. .....................                  Commercial Banks                        73,720      1,967,034
      Samsung Electronics Co. Ltd. ................      Semiconductors & Semiconductor Equipment             8,630      3,081,655
      SK Telecom Co. Ltd., ADR ....................        Wireless Telecommunication Services               92,600      1,683,468
                                                                                                                      ------------
                                                                                                                        14,793,744
                                                                                                                      ------------
      SPAIN 3.3%
      Banco Santander SA ..........................                  Commercial Banks                       322,500      3,043,924
      Iberdrola SA, Br. ...........................                 Electric Utilities                      238,504      2,181,091
      Repsol YPF SA ...............................            Oil, Gas & Consumable Fuels                  161,820      3,416,721
      Telefonica SA ...............................       Diversified Telecommunication Services            621,045     13,764,255
                                                                                                                      ------------
                                                                                                                        22,405,991
                                                                                                                      ------------
      SWEDEN 0.8%
      Atlas Copco AB, A ...........................                     Machinery                           290,960      2,483,896
  (a) Loomis AB ...................................           Commercial Services & Supplies                 28,160        176,473
      Niscayah Group AB ...........................           Commercial Services & Supplies                140,800        119,749
      Nordea Bank AB ..............................                  Commercial Banks                       236,730      1,656,111
      Securitas AB, B .............................           Commercial Services & Supplies                140,800      1,156,976
                                                                                                                      ------------
                                                                                                                         5,593,205
                                                                                                                      ------------
      SWITZERLAND 4.6%
      Lonza Group AG ..............................           Life Sciences Tools & Services                 97,950      8,947,488
      Nestle SA ...................................                   Food Products                          87,400      3,404,663
      Novartis AG .................................                  Pharmaceuticals                        218,480     10,781,811
      Swiss Reinsurance Co. .......................                     Insurance                            87,098      4,102,472
  (a) UBS AG ......................................                  Capital Markets                        322,195      4,477,361
                                                                                                                      ------------
                                                                                                                        31,713,795
                                                                                                                      ------------


                               18 | Annual Report

Templeton Global Opportunities Trust

                                                                                                          SHARES/
                                                                         INDUSTRY                      RIGHTS/UNITS       VALUE
                                                      ----------------------------------------------   ------------   ------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      TAIWAN 3.8%
      Chunghwa Telecom Co. Ltd. ...................       Diversified Telecommunication Services          5,297,380   $  8,647,134
      Chunghwa Telecom Co. Ltd., ADR ..............       Diversified Telecommunication Services            138,308      2,157,605
      Lite-On Technology Corp. ....................              Computers & Peripherals                  5,997,840      3,925,360
      Lite-On Technology Corp., GDR ...............              Computers & Peripherals                    123,688        809,491
      Mega Financial Holding Co. Ltd. .............                  Commercial Banks                     4,804,000      1,678,285
      Taiwan Semiconductor Manufacturing Co.
         Ltd. .....................................      Semiconductors & Semiconductor Equipment         6,473,474      8,769,558
                                                                                                                      ------------
                                                                                                                        25,987,433
                                                                                                                      ------------
      THAILAND 1.4%
      Airports of Thailand Public Co. Ltd., fgn. ..           Transportation Infrastructure               2,135,400      1,111,132
      BEC World Public Co. Ltd., fgn. .............                       Media                           4,081,800      2,323,405
      Krung Thai Bank Public Co. Ltd., fgn. .......                  Commercial Banks                    15,000,000      1,690,384
  (a) Siam City Bank Public Co. Ltd., fgn. ........                  Commercial Banks                    21,431,300      4,343,558
                                                                                                                      ------------
                                                                                                                         9,468,479
                                                                                                                      ------------
      TURKEY 0.7%
      Turkcell Iletisim Hizmetleri AS, ADR ........        Wireless Telecommunication Services              327,870      4,780,345
                                                                                                                      ------------
      UNITED KINGDOM 9.4%
      Aviva PLC ...................................                     Insurance                           373,290      2,126,314
      BAE Systems PLC .............................                Aerospace & Defense                      925,737      5,093,981
      BP PLC ......................................            Oil, Gas & Consumable Fuels                1,311,440     10,075,128
      British Airways PLC .........................                      Airlines                           214,800        563,766
      British Sky Broadcasting Group PLC ..........                       Media                             215,760      1,512,615
      Cadbury PLC .................................                   Food Products                       1,077,694      9,530,727
      GlaxoSmithKline PLC .........................                  Pharmaceuticals                        507,250      9,516,398
      HSBC Holdings PLC ...........................                  Commercial Banks                       634,800      6,036,587
      Kingfisher PLC ..............................                  Specialty Retail                     1,330,940      2,624,271
      National Grid PLC ...........................                  Multi-Utilities                        148,743      1,487,053
      Old Mutual PLC ..............................                     Insurance                         1,754,360      1,409,282
      Royal Bank of Scotland Group PLC ............                  Commercial Banks                     1,783,681      1,286,947
      Royal Dutch Shell PLC, A ....................            Oil, Gas & Consumable Fuels                   21,030        551,367
      Royal Dutch Shell PLC, B ....................            Oil, Gas & Consumable Fuels                  256,227      6,455,508
      Smiths Group PLC ............................              Industrial Conglomerates                   146,180      1,889,503
      Unilever PLC ................................                   Food Products                         132,631      3,058,747
      Yell Group PLC ..............................                       Media                           1,493,890        927,308
                                                                                                                      ------------
                                                                                                                        64,145,502
                                                                                                                      ------------
      UNITED STATES 26.4%
      Accenture Ltd., A ...........................                    IT Services                          398,070     13,052,715
      ACE Ltd. ....................................                     Insurance                            94,225      4,986,387
      American International Group Inc. ...........                     Insurance                           339,142        532,453
  (a) Amgen Inc. ..................................                   Biotechnology                         324,140     18,719,085
      Aon Corp. ...................................                     Insurance                           152,920      6,985,386
      AT&T Inc. ...................................       Diversified Telecommunication Services             75,190      2,142,915
  (a) BMC Software Inc. ...........................                      Software                           236,790      6,372,019
  (a) Boston Scientific Corp. .....................          Health Care Equipment & Supplies               998,480      7,728,235
      Bristol-Myers Squibb Co. ....................                  Pharmaceuticals                        251,110      5,838,308
  (a) Cadence Design Systems Inc. .................                      Software                           133,000        486,780


                               Annual Report | 19

Templeton Global Opportunities Trust

                                                                                                          SHARES/
                                                                         INDUSTRY                      RIGHTS/UNITS       VALUE
                                                      ----------------------------------------------   ------------   ------------
      COMMON STOCKS AND OTHER EQUITY
      INTERESTS (CONTINUED)
      UNITED STATES (CONTINUED)
      CIGNA Corp. .................................           Health Care Providers & Services               94,500   $  1,592,325
      Cytec Industries Inc. .......................                      Chemicals                          195,570      4,149,995
  (a) The DIRECTV Group Inc. ......................                        Media                            126,600      2,900,406
  (a) Domtar Corp. ................................               Paper & Forest Products                   383,450        652,319
  (a) Dr. Pepper Snapple Group Inc. ...............                      Beverages                           27,072        439,920
      El Paso Corp. ...............................             Oil, Gas & Consumable Fuels                 171,300      1,341,279
      General Electric Co. ........................               Industrial Conglomerates                  390,920      6,332,904
      Great Plains Energy Inc. ....................                  Electric Utilities                     335,471      6,484,654
  (a) The Interpublic Group of Cos. Inc. ..........                        Media                            573,370      2,270,545
  (a) KKR Private Equity Investors LP (Units) .....                   Capital Markets                        88,000        308,000
      Kraft Foods Inc., A .........................                    Food Products                        103,000      2,765,550
      Kroger Co. ..................................               Food & Staples Retailing                  197,800      5,223,898
  (a) Lexmark International Inc., A ...............               Computers & Peripherals                   212,940      5,728,086
      Liz Claiborne Inc. ..........................           Textiles, Apparel & Luxury Goods              489,590      1,272,934
      Merck & Co. Inc. ............................                   Pharmaceuticals                       254,220      7,728,288
      Microsoft Corp. .............................                       Software                          194,760      3,786,134
      News Corp., A ...............................                        Media                            672,120      6,109,571
      OfficeMax Inc. ..............................                   Specialty Retail                      426,560      3,258,918
  (a) Oracle Corp. ................................                       Software                          328,950      5,832,284
      Pfizer Inc. .................................                   Pharmaceuticals                       553,084      9,795,118
      PNM Resources Inc. ..........................                   Multi-Utilities                       280,170      2,824,114
      Raytheon Co. ................................                 Aerospace & Defense                     109,520      5,589,901
  (a) Sprint Nextel Corp. .........................         Wireless Telecommunication Services             285,520        522,502
      Target Corp. ................................                   Multiline Retail                       90,140      3,112,534
      Time Warner Inc. ............................                        Media                            809,740      8,145,984
      United Parcel Service Inc., B ...............               Air Freight & Logistics                    70,240      3,874,438
  (a) Viacom Inc., B ..............................                        Media                            118,180      2,252,511
  (a) Watson Pharmaceuticals Inc. .................                   Pharmaceuticals                       376,190      9,995,368
                                                                                                                      ------------
                                                                                                                       181,134,763
                                                                                                                      ------------
      TOTAL COMMON STOCKS AND OTHER EQUITY
         INTERESTS (COST $886,550,489) ............                                                                    627,311,837
                                                                                                                      ------------
      PREFERRED STOCKS (COST $4,546,285) 0.3%
      BRAZIL 0.3%
      Companhia Vale do Rio Doce, ADR, pfd., A ....                   Metals & Mining                       203,380      2,165,997
                                                                                                                      ------------
      TOTAL INVESTMENTS (COST $891,096,774)
         91.8% ....................................                                                                    629,477,834
      OTHER ASSETS, LESS LIABILITIES 8.2% .........                                                                     55,878,701
                                                                                                                      ------------
      NET ASSETS 100.0% ...........................                                                                   $685,356,535
                                                                                                                      ============

See Abbreviations on page 32.

(a)  Non-income producing for the twelve months ended December 31, 2008.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At December 31, 2008, the value of this security was $56,958, representing 0.01% of net assets.

   The accompanying notes are an integral part of these financial statements.


                               20 | Annual Report

Templeton Global Opportunities Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2008

Assets:
   Investments in securities:
      Cost .................................................................   $ 891,096,774
                                                                               =============
      Value ................................................................   $ 629,477,834
   Cash ....................................................................      55,445,359
   Foreign currency, at value (cost $360,049) ..............................         358,188
   Receivables:
      Capital shares sold ..................................................       1,269,261
      Dividends ............................................................       1,666,313
                                                                               -------------
         Total assets ......................................................     688,216,955
                                                                               -------------
Liabilities:
   Payables:
      Capital shares redeemed ..............................................       1,741,825
      Affiliates ...........................................................         863,620
   Accrued expenses and other liabilities ..................................         254,975
                                                                               -------------
         Total liabilities .................................................       2,860,420
                                                                               -------------
            Net assets, at value ...........................................   $ 685,356,535
                                                                               =============
Net assets consist of:
   Paid-in capital .........................................................   $ 948,647,547
   Undistributed net investment income .....................................       2,830,861
   Net unrealized appreciation (depreciation) ..............................    (261,674,297)
   Accumulated net realized gain (loss) ....................................      (4,447,576)
                                                                               -------------
            Net assets, at value ...........................................   $ 685,356,535
                                                                               =============
CLASS A:
   Net assets, at value ....................................................   $ 648,174,712
                                                                               =============
   Shares outstanding ......................................................      50,088,017
                                                                               =============
   Net asset value per share(a) ............................................   $       12.94
                                                                               =============
   Maximum offering price per share (net asset value per share / 94.25%) ...   $       13.73
                                                                               =============
CLASS B:
   Net assets, at value ....................................................   $   2,707,779
                                                                               =============
   Shares outstanding ......................................................         211,015
                                                                               =============
   Net asset value and maximum offering price per share(a) .................   $       12.83
                                                                               =============
CLASS C:
   Net assets, at value ....................................................   $  34,474,044
                                                                               =============
   Shares outstanding ......................................................       2,706,901
                                                                               =============
   Net asset value and maximum offering price per share(a) .................   $       12.74
                                                                               =============

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 21

Templeton Global Opportunities Trust

STATEMENT OF OPERATIONS
for the year ended December 31, 2008

Investment income:
   Dividends (net of foreign taxes of $2,383,993) .....................................   $  26,884,077
   Interest ...........................................................................       1,588,669
                                                                                          -------------
         Total investment income ......................................................      28,472,746
                                                                                          -------------
Expenses:
   Management fees (Note 3a) ..........................................................       7,287,425
   Administrative fees (Note 3b) ......................................................       1,243,227
   Distribution fees: (Note 3c)
      Class A .........................................................................       2,317,961
      Class B .........................................................................          40,738
      Class C .........................................................................         403,732
   Transfer agent fees (Note 3e) ......................................................       1,432,561
   Custodian fees (Note 4) ............................................................         246,795
   Reports to shareholders ............................................................         106,001
   Registration and filing fees .......................................................         111,035
   Professional fees ..................................................................          59,240
   Trustees' fees and expenses ........................................................          91,565
   Other ..............................................................................          46,522
                                                                                          -------------
         Total expenses ...............................................................      13,386,802
         Expense reductions (Note 4) ..................................................          (2,807)
                                                                                          -------------
            Net expenses ..............................................................      13,383,995
                                                                                          -------------
               Net investment income ..................................................      15,088,751
                                                                                          -------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments .....................................................................      (4,083,993)
      Foreign currency transactions ...................................................        (192,640)
                                                                                          -------------
         Net realized gain (loss) .....................................................      (4,276,633)
                                                                                          -------------
   Net change in unrealized appreciation (depreciation) on:
      Investments .....................................................................    (520,701,016)
      Translation of other assets and liabilities denominated in foreign currencies ...         (63,663)
   Change in deferred taxes on unrealized appreciation (depreciation) .................         101,109
                                                                                          -------------
         Net change in unrealized appreciation (depreciation) .........................    (520,663,570)
                                                                                          -------------
Net realized and unrealized gain (loss) ...............................................    (524,940,203)
                                                                                          -------------
Net increase (decrease) in net assets resulting from operations .......................   $(509,851,452)
                                                                                          =============

   The accompanying notes are an integral part of these financial statements.


                               22 | Annual Report

Templeton Global Opportunities Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      YEAR ENDED DECEMBER 31,
                                                                                                  -------------------------------
                                                                                                       2008             2007
                                                                                                  --------------   --------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ...................................................................   $   15,088,751   $   10,800,432
      Net realized gain (loss) from investments and foreign currency transactions .............       (4,276,633)      36,202,442
      Net change in unrealized appreciation (depreciation) on investments, translation of other
         assets and liabilities denominated in foreign currencies and deferred taxes ..........     (520,663,570)      63,326,130
                                                                                                  --------------   --------------
            Net increase (decrease) in net assets resulting from operations ...................     (509,851,452)     110,329,004
                                                                                                  --------------   --------------
   Distributions to shareholders from:
      Net investment income:
         Class A ..............................................................................      (12,063,995)     (10,641,200)
         Class B ..............................................................................          (19,775)         (18,424)
         Class C ..............................................................................         (354,711)        (168,306)
      Net realized gains:
         Class A ..............................................................................      (24,746,627)     (11,400,045)
         Class B ..............................................................................         (107,989)         (49,878)
         Class C ..............................................................................       (1,107,974)        (476,097)
                                                                                                  --------------   --------------
   Total distributions to shareholders ........................................................      (38,401,071)     (22,753,950)
                                                                                                  --------------   --------------
   Capital share transactions: (Note 2)
         Class A ..............................................................................       23,228,102      542,575,511
         Class B ..............................................................................          213,370        1,450,300
         Class C ..............................................................................       10,413,340       16,208,468
                                                                                                  --------------   --------------
   Total capital share transactions ...........................................................       33,854,812      560,234,279
                                                                                                  --------------   --------------
   Redemption fees ............................................................................            2,237            1,792
                                                                                                  --------------   --------------
         Net increase (decrease) in net assets ................................................     (514,395,474)     647,811,125
Net assets:
   Beginning of year ..........................................................................    1,199,752,009      551,940,884
                                                                                                  --------------   --------------
   End of year ................................................................................   $  685,356,535   $1,199,752,009
                                                                                                  --------------   --------------
Undistributed net investment income included in net assets:
   End of year ................................................................................   $    2,830,861   $           --
                                                                                                  ==============   ==============

   The accompanying notes are an integral part of these financial statements.


                               Annual Report | 23

Templeton Global Opportunities Trust

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Global Opportunities Trust (Fund) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company. The Fund offers three classes of shares: Class A, Class B, and Class C. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At December 31, 2008, a portion of the securities held by the Fund were fair valued. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.


                               24 | Annual Report

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

B. FOREIGN CURRENCY TRANSLATION (CONTINUED)

Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts, which may be in excess of the amount reflected in the Statement of Assets and Liabilities.

D. INCOME AND DEFERRED TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of December 31, 2008, and has determined that no provision for income tax is required in the Fund's financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on dividend and interest income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

The Fund may be subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.


                               Annual Report | 25

Templeton Global Opportunities Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee was be imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.


                               26 | Annual Report

Templeton Global Opportunities Trust

2. SHARES OF BENEFICIAL INTEREST

At December 31, 2008, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                    YEAR ENDED DECEMBER 31,
                                   ---------------------------------------------------------
                                               2008                          2007
                                   ---------------------------   ---------------------------
                                      SHARES         AMOUNT         SHARES         AMOUNT
                                   -----------   -------------   -----------   -------------
CLASS A SHARES:
   Shares sold .................    17,708,932   $ 321,615,443    34,498,949   $ 800,567,586
   Shares issued in reinvestment
      of distributions .........     1,624,815      27,020,112       702,555      15,949,640
   Shares redeemed .............   (17,995,695)   (325,407,453)  (11,940,905)   (273,941,715)
                                   -----------   -------------   -----------   -------------
   Net increase (decrease) .....     1,338,052   $  23,228,102    23,260,599   $ 542,575,511
                                   ===========   =============   ===========   =============
CLASS B SHARES:
   Shares sold .................       110,351   $   2,063,165        91,701   $   2,106,592
   Shares issued in reinvestment
      of distributions .........         6,580         114,297         2,796          62,352
   Shares redeemed .............      (109,399)     (1,964,092)      (32,641)       (718,644)
                                   -----------   -------------   -----------   -------------
   Net increase (decrease) .....         7,532   $     213,370        61,856   $   1,450,300
                                   ===========   =============   ===========   =============
CLASS C SHARES:
   Shares sold .................     1,595,248   $  26,296,054       925,474   $  21,112,445
   Shares issued in reinvestment
      of distributions .........        76,785       1,282,663        24,889         552,851
   Shares redeemed .............      (993,494)    (17,165,377)     (245,962)     (5,456,828)
                                   -----------   -------------   -----------   -------------
   Net increase (decrease) .....       678,539   $  10,413,340       704,401   $  16,208,468
                                   ===========   =============   ===========   =============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      ----------------------
Templeton Investment Counsel, LLC (TIC)                         Investment manager
Franklin Templeton Investments (Asia) Limited (FTIA)            Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                               Annual Report | 27

Templeton Global Opportunities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   -------------------------------------------------
       0.750%         Up to and including $1 billion
       0.730%         Over $1 billion, up to and including $5 billion
       0.710%         Over $5 billion, up to and including $10 billion
       0.690%         Over $10 billion, up to and including $15 billion
       0.670%         Over $15 billion, up to and including $20 billion
       0.650%         In excess of $20 billion

Under a subadvisory agreement, FTIA, an affiliate of TIC, provides subadvisory services to the Fund and receives from TIC fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   ---------------------------------------------------
       0.150%         Up to and including $200 million
       0.135%         Over $200 million, up to and including $700 million
       0.100%         Over $700 million, up to and including $1.2 billion
       0.075%         In excess of $1.2 billion

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class B and C compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ...........   0.25%
Class B ...........   1.00%
Class C ...........   1.00%


                               28 | Annual Report

Templeton Global Opportunities Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ............................................   $254,444
Contingent deferred sales charges retained ...................   $ 24,605

E. TRANSFER AGENT FEES

For the year ended December 31, 2008, the Fund paid transfer agent fees of $1,432,561, of which $1,035,931 was retained by Investor Services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended December 31, 2008, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2008, the Fund had tax basis capital losses of $3,998,342 expiring in 2016.

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, the Fund deferred realized capital losses and realized currency losses of $256,594 and $192,640, respectively.

The tax character of distributions paid during the years ended December 31, 2008 and December 31, 2007, was as follows:

                                    2008          2007
                                -----------   -----------
Distributions paid from:
   Ordinary income ..........   $27,665,916   $11,137,553
   Long term capital gain ...    10,735,155    11,616,397
                                -----------   -----------
                                $38,401,071   $22,753,950
                                ===========   ===========


                               Annual Report | 29

Templeton Global Opportunities Trust

5. INCOME TAXES (CONTINUED)

At December 31, 2008, the cost of investments, net unrealized appreciation (depreciation), and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ...........................................   $ 891,675,025
                                                                  -------------
Unrealized appreciation .......................................   $  96,254,042
Unrealized depreciation .......................................    (358,451,233)
                                                                  -------------
Net unrealized appreciation (depreciation) ....................   $(262,197,191)
                                                                  =============
Distributable earnings - undistributed ordinary income ........   $   3,409,112
                                                                  =============

Net investment income and net realized gains (losses) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and pass-through entity income.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2008, aggregated $223,728,530 and $111,858,300, respectively.

7. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on January 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.


                               30 | Annual Report

Templeton Global Opportunities Trust

8. FAIR VALUE MEASUREMENTS (CONTINUED)

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

-    Level 1 - quoted prices in active markets for identical securities

- Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008, in valuing the Fund's assets carried at fair value:

                                         LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                      ------------   -----------   -------   ------------
ASSETS:
   Investments in Securities ......   $579,610,692   $49,867,142     $--     $629,477,834

9. NEW ACCOUNTING PRONOUNCEMENT

In March 2008, FASB issued FASB Statement No. 161, "Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133" (SFAS 161), which expands disclosures about derivative investments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. The Fund is currently evaluating the impact, if any, of applying the various provisions of SFAS 161.

10. SUBSEQUENT EVENT

On January 23, 2009, the Fund entered into, along with certain other funds managed by Franklin Templeton Investments (individually, "Borrower"; collectively "Borrowers"), a $725 million senior unsecured syndicated global line of credit (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes and to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, each Borrower has agreed to pay its proportionate share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility.


                               Annual Report | 31

Templeton Global Opportunities Trust

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt

GDR - Global Depository Receipt


                               32 | Annual Report

Templeton Global Opportunities Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON GLOBAL OPPORTUNITIES
TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Templeton Global Opportunities Trust (the "Fund") at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
February 20, 2009


                               Annual Report | 33

Templeton Global Opportunities Trust

TAX DESIGNATION (UNAUDITED)

Under Section 852(b)(3)(C) of the Internal Revenue Code (Code), the Fund designates the maximum amount allowable but no less than $10,735,155 as a long term capital gain dividend for the fiscal year ended December 31, 2008.

Under Section 871(k)(2)(C) of the Code, the Fund designates the maximum amount allowable but no less than $15,222,354 as a short term capital gain dividend for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2008.

Under Section 854(b)(2) of the Code, the Fund designates 15.85% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended December 31, 2008.

Under Section 854(b)(2) of the Code, the Fund designates the maximum amount allowable but no less than $24,156,054 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended December 31, 2008. Distributions, including qualified dividend income, paid during calendar year 2008 will be reported to shareholders on Form 1099-DIV in January 2009. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

Under Section 871(k)(1)(C) of the Code, the Fund designates the maximum amount allowable but no less than $914,183 as interest related dividends for purposes of the tax imposed under Section 871(a)(1)(A) of the Code for the fiscal year ended December 31, 2008.

At December 31, 2008, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from income paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Code. This designation will allow shareholders of record on December 16, 2008, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis of foreign tax paid, foreign source income, and foreign qualified dividends as designated by the Fund, to Class A, Class B, and Class C shareholders of record.

Record Date: 12/16/2008

              FOREIGN TAX PAID   FOREIGN SOURCE INCOME   FOREIGN QUALIFIED DIVIDENDS
CLASS             PER SHARE             PER SHARE                 PER SHARE
-----         ----------------   ---------------------   ---------------------------
Class A ...        $0.0459               $0.2927                   $0.2236
Class B ...        $0.0459               $0.1694                   $0.1294
Class C ...        $0.0459               $0.2032                   $0.1552


                               34 | Annual Report

Templeton Global Opportunities Trust

Foreign Tax Paid Per Share (Column 1) is the amount per share available to you, as a tax credit (assuming you held your shares in the Fund for a minimum of 16 days during the 31-day period beginning 15 days before the ex-dividend date of the Fund's distribution to which the foreign taxes relate), or, as a tax deduction.

Foreign Source Income Per Share (Column 2) is the amount per share of income dividends paid to you that is attributable to foreign securities held by the Fund, plus any foreign taxes withheld on these dividends. The amounts reported include foreign source qualified dividends that have not been adjusted for the rate differential applicable to such dividend income.(1)

Foreign Qualified Dividends Per Share (Column 3) is the amount per share of foreign source qualified dividends the Fund paid to you, plus any foreign taxes withheld on these dividends. These amounts represent the portion of the Foreign Source Income reported to you in column 2 that were derived from qualified foreign securities held by the Fund.(1)

In January 2009, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2008. The Foreign Source Income reported on Form 1099-DIV has not been adjusted for the rate differential on foreign source qualified dividend income. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their 2008 individual income tax returns.

(1) Qualified dividends are taxed at a maximum rate of 15% (5% for those in the 10% and 15% income tax bracket). In determining the amount of foreign tax credit that may be applied against the U.S. tax liability of individuals receiving foreign source qualified dividends, adjustments may be required to the foreign tax credit limitation calculation to reflect the rate differential applicable to such dividend income. The rules however permit certain individuals to elect not to apply the rate differential adjustments for capital gains and/or dividends for any taxable year. Please consult your tax advisor and the instructions to Form 1116 for more information.


                               Annual Report | 35

Templeton Global Opportunities Trust

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Generally, each board member serves until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION         TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
--------------------            --------------  ------------------  -----------------------  ---------------------------------------
HARRIS J. ASHTON (1932)         Trustee         Since 1992          138                      Bar-S Foods (meat packing company).
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091

                                             PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).

ANN TORRE BATES (1958)          Trustee         Since 2008          30                       SLM Corporation (Sallie Mae) and
500 East Broward Blvd.                                                                       Allied Capital Corporation (financial
Suite 2100                                                                                   services).
Fort Lauderdale, FL 33394-3091

                                             PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Independent strategic and financial consultant; and FORMERLY, Executive Vice President and Chief Financial Officer, NHP Incorporated
(manager of multifamily housing) (1995-1997); and Vice President and Treasurer, US Airways, Inc. (until 1995).

FRANK J. CROTHERS (1944)        Trustee          Since 1989         23                       Fortis, Inc. (utility holding company),
500 East Broward Blvd.                                                                       Victory Nickel Inc. (mineral
Suite 2100                                                                                   exploration) and ABACO Markets Limited
Fort Lauderdale, FL 33394-3091                                                               (retail distributors.

                                             PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director and Vice Chairman, Caribbean Utilities Company, Ltd. and director of various other private business and nonprofit organizations.

EDITH E. HOLIDAY (1952)         Lead            Trustee since       138                      Hess Corporation (exploration and
500 East Broward Blvd.          Independent     1996 and Lead                                refining of oil and gas), H.J. Heinz
Suite 2100                      Trustee         Independent                                  Company (processed foods and allied
Fort Lauderdale, FL 33394-3091                  Trustee since                                products), RTI International Metals,
                                                2007                                         Inc. (manufacture and distribution
                                                                                             of titanium), Canadian National
                                                                                             Railway (railroad) and White
                                                                                             Mountains Insurance Group, Ltd.
                                                                                             (holding company).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).


                               36 | Annual Report

                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION         TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
--------------------            --------------  ------------------  -----------------------  ---------------------------------------
DAVID W. NIEMIEC (1949)         Trustee         Since 2005          23                       Emeritus Corporation (assisted living)
500 East Broward Blvd.                                                                       and OSI Pharmaceuticals, Inc.
Suite 2100                                                                                   (pharmaceutical products).
Fort Lauderdale, FL 33394-3091
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Advisor, Saratoga Partners (private equity fund); and FORMERLY, Managing Director, Saratoga Partners (1998-2001) and SBC Warburg
Dillon Read (investment banking) (1997-1998); Vice Chairman, Dillon, Read & Co. Inc. (investment banking) (1991-1997); and Chief
Financial Officer, Dillon, Read & Co. Inc. (1982-1997).

FRANK A. OLSON (1932)           Trustee         Since 2003          138                      Hess Corporation (exploration and
500 East Broward Blvd.                                                                       refining of oil and gas) and Sentient
Suite 2100                                                                                   Jet (private jet service).
Fort Lauderdale, FL 33394-3091                                                               Bar-S Foods (meat packing company).
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman Emeritus, The Hertz Corporation (car rental) (since 2000) (Chairman of the Board (1980-2000) and Chief Executive Officer
(1977-1999)); and FORMERLY, Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).

LARRY D. THOMPSON (1945)        Trustee         Since 2005          145                      None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President - Government Affairs, General Counsel and Secretary, PepsiCo, Inc. (consumer products); and FORMERLY,
Director, Delta Airlines (aviation) (2003-2005) and Providian Financial Corp. (credit card provider) (1997-2001); Senior Fellow of
The Brookings Institution (2003-2004); Visiting Professor, University of Georgia School of Law (2004); and Deputy Attorney General,
U.S. Department of Justice (2001-2003).

CONSTANTINE D. TSERETOPOULOS    Trustee         Since 1989          23                       None
(1954)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); director of various nonprofit organizations; and FORMERLY, Cardiology Fellow,
University of Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).

ROBERT E. WADE (1946)           Trustee         Since 2006          37                       El Oro and Exploration Co., p.l.c.
500 East Broward Blvd.                                                                       (investments).
Suite 2100
Fort Lauderdale, FL 33394-3091
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Retired, former practicing attorney.


                               Annual Report | 37

INTERESTED BOARD MEMBERS AND OFFICERS

                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION         TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
--------------------            --------------  ------------------  -----------------------  ---------------------------------------
**CHARLES B. JOHNSON (1933)     Trustee,        Trustee and         138                      None
One Franklin Parkway            Chairman of     Chairman of the
San Mateo, CA 94403-1906        the Board and   Board since 1995
                                Vice President  and Vice President
                                                since 1992
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Templeton Worldwide, Inc.;
and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 42 of the investment companies in Franklin Templeton Investments.

**RUPERT H. JOHNSON, JR.        Trustee and     Since 1996          53                       None
(1940)                          Vice President
One Franklin Parkway
San Mateo, CA 94403-1906
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Director, Franklin Advisers, Inc. and
Templeton Worldwide, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin
Templeton Investments.

JENNIFER J. BOLT (1964)         Chief           Since               Not Applicable           Not Applicable
One Franklin Parkway            Executive       December 2008
San Mateo, CA 94403-1906        Officer -
                                Finance and
                                Administration
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President - Operations and Technology, Franklin Resources, Inc.;
Director, Templeton Global Advisors Limited; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

JAMES M. DAVIS (1952)           Chief           Chief Compliance    Not Applicable           Not Applicable
One Franklin Parkway            Compliance      Officer since
San Mateo, CA 94403-1906        Officer and     2004 and Vice
                                Vice President  President - AML
                                - AML           Compliance since
                                Compliance      2006
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin Resources, Inc. and of
46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director of Compliance, Franklin Resources, Inc.
(1994-2001).


                               38 | Annual Report

                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION         TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
--------------------            --------------  ------------------  -----------------------  ---------------------------------------
LAURA F. FERGERSON (1962)       Chief           Since               Not Applicable           Not Applicable
One Franklin Parkway            Financial       February 2008
San Mateo, CA 94403-1906        Officer and
                                Chief
                                Accounting
                                Officer
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 46 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC
(1997-2003).

JIMMY D. GAMBILL (1947)         Vice President  Since               Not Applicable           Not Applicable
500 East Broward Blvd.                          February 2008
Suite 2100
Fort Lauderdale, FL 33394-3091
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

DAVID P. GOSS (1947)            Vice President  Since 2000          Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.

JOHN R. KAY (1940)              Vice President  Since 1994          Not Applicable           Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Senior Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice
President and Controller, Keystone Group, Inc.

GARY P. MOTYL (1952)            President and   Since 2007          Not Applicable           Not Applicable
500 East Broward Blvd.          Chief
Suite 2100                      Executive
Fort Lauderdale, FL 33394-3091  Officer -
                                Investment
                                Management
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Templeton Investment Counsel, LLC; Executive Vice President, Franklin Templeton Institutional, LLC; and officer and/or director of some of the other subsidiaries of Franklin Resources, Inc. and of six of the investment companies in Franklin Templeton
Investments.


                               Annual Report | 39

                                                                    NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                                  LENGTH OF       FUND COMPLEX OVERSEEN
AND ADDRESS                        POSITION         TIME SERVED         BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
--------------------            --------------  ------------------  -----------------------  ---------------------------------------
ROBERT C. ROSSELOT (1960)       Secretary       Since 2004          Not Applicable           Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Templeton Investments; Assistant Secretary, Franklin Resources, Inc.; Vice President and
Secretary, Templeton Investment Counsel, LLC; Vice President, Secretary and Trust Officer, Fiduciary Trust International of the
South; and officer of 14 of the investment companies in Franklin Templeton Investments.

GREGORY R. SEWARD (1956)        Treasurer       Since 2004          Not Applicable           Not Applicable
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; officer of 18 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Vice President, JPMorgan Chase (2000-2004) and American General Financial Group (1991-2000).

CRAIG S. TYLE (1960)            Vice President  Since 2005          Not Applicable           Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Counsel and Executive Vice President, Franklin Resources, Inc.; officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments; and FORMERLY, Partner, Shearman & Sterling,
LLP (2004-2005); and General Counsel, Investment Company Institute (ICI) (1997-2004).

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment manager or affiliated investment managers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's investment manager and distributor.

Note 1: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers and the father and uncle, respectively, of Jennifer J. Bolt.

Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE U.S. SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE TRUST'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE TRUST'S BOARD HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF ANN TORRE BATES AND DAVID W. NIEMIEC AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MS. BATES AND MR. NIEMIEC QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MS. BATES HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE JANUARY 2008. SHE CURRENTLY SERVES AS A DIRECTOR OF SLM CORPORATION AND ALLIED CAPITAL CORPORATION AND WAS FORMERLY THE EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER OF NHP INCORPORATED AND VICE PRESIDENT AND TREASURER OF US AIRWAYS, INC. MR. NIEMIEC HAS SERVED AS A MEMBER OF THE FUND AUDIT COMMITTEE SINCE 2005, CURRENTLY SERVES AS AN ADVISOR TO SARATOGA PARTNERS AND WAS FORMERLY ITS MANAGING DIRECTOR FROM 1998 TO 2001. MR. NIEMIEC IS A DIRECTOR OF EMERITUS CORPORATION AND OSI PHARMACEUTICALS, INC. AND VARIOUS PRIVATE COMPANIES, AND WAS FORMERLY MANAGING DIRECTOR OF SBC WARBURG DILLON READ FROM 1997 TO 1998, AND WAS VICE CHAIRMAN FROM 1991 TO 1997 AND CHIEF FINANCIAL OFFICER FROM 1982 TO 1997 OF DILLON, READ & CO. INC. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD BELIEVES THAT MS. BATES AND MR. NIEMIEC HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE TRUST, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MS. BATES AND MR. NIEMIEC ARE INDEPENDENT BOARD MEMBERS AS THAT TERM IS DEFINED UNDER THE APPLICABLE U.S. SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL (800) DIAL BEN/(800) 342-5236 TO REQUEST THE SAI.


                               40 | Annual Report

Templeton Global Opportunities Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                               Annual Report | 41

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Literature Request

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT
(800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

FRANKLIN TEMPLETON FUNDS

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(2)
Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH

Franklin Capital Growth Fund(1)
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund(3)
Franklin Small Cap Growth Fund(4)
Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Real Estate Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(9)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(3.) Effective 11/1/07, Franklin Aggressive Growth Fund changed its name to
     Franklin Growth Opportunities Fund. The fund's investment goal and strategy remained the same.

(4.) Effective 3/31/08, Franklin Small Cap Growth Fund II changed its name to
     Franklin Small Cap Growth Fund. The fund's investment goal and strategy remained the same.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in four or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and money market portfolios.

(9.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

12/08

                                                   Not part of the annual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

- WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

ANNUAL REPORT AND SHAREHOLDER LETTER

TEMPLETON
GLOBAL OPPORTUNITIES TRUST

INVESTMENT MANAGER
Templeton Investment Counsel, LLC

SUBADVISOR
Franklin Templeton Investments (Asia) Limited

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the investment manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

415 A2008 02/09


ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12 (a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is David W. Niemiec he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)  Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $34,505 for the fiscal year ended December 31, 2008 and $27,949 for the fiscal year ended December 31, 2007.

(b)  Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)  Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $4,000 for the fiscal year ended December 31, 2008 and $46,000 for the fiscal year ended December 31, 2007. The services for which these fees were paid included tax compliance and advice.

(d)  All Other Fees

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $860 for the fiscal year ended December 31, 2008 and $0 for the fiscal year ended December 31, 2007. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant other than services reported in paragraphs (a)-(c) of Item 4 were $283,217 for the fiscal year ended December 31, 2008 and $0 for the fiscal year ended December 31, 2007. The services for which these fees were paid included review of materials provided to the fund Board in connect with the investment management contract renewal process.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

         (i) pre-approval of all audit and audit related services;

         (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

         (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

         (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $288,077 for the fiscal year ended December 31, 2008 and $46,000 for the fiscal year ended December 31, 2007.

(h) The registrant's audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.  N/A

ITEM 6. SCHEDULE OF INVESTMENTS.   N/A

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
           CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.  N/A


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jennifer J. Bolt, Chief Executive Officer - Finance and Administration, and Laura F. Fergerson, Chief Financial Officer and Chief Accounting Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL OPPORTUNITIES TRUST

By /s/JENNIFER J. BOLT
  ----------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  February 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/JENNIFER J. BOLT
  ----------------------------------
      Jennifer J. Bolt
      Chief Executive Officer -
      Finance and Administration
Date  February 25, 2009

By /s/LAURA F. FERGERSON
  -----------------------------------
      Laura F. Fergerson
      Chief Financial Officer and
      Chief Accounting Officer
Date  February 25, 2009